Disposals of subsidiaries	12 Months Ended
Dec. 31, 2020
Disposals of subsidiaries
Disposals of subsidiaries

31          Disposals of subsidiaries

(a)Beijing Aomei Yixin Investment Consultation Company (“Beijing Aomei”)

On 11 January 2018, the Group disposed its entire interest in Beijing Aomei to an individual third party. Details of the net assets of Beijing Aomei disposed of and their financial impacts are summarised as follows:

RMB’000

Net assets disposed of:
Property, plant and equipment	2,273
Intangible assets	19
Goodwill	572
Deferred income tax assets	1,273
Inventory	691
Trade receivables	79
Other receivables, deposits and prepayments	778
Current income tax recoverable	18
Cash and cash equivalents	2,273
Trade payables	(257)
Accruals, other payables and provisions	(2,733)
Non-controlling interests	85
Net assets of subsidiary	5,071
Loss on disposal of subsidiary	(191)
Cash consideration	4,880

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Beijing Aomei is as follows:

2018
RMB’000
Cash received during 2018	3,200
Cash and cash equivalents disposed of	(2,273)
Net cash inflow in respect of disposal of Beijing Aomei	927

As at 31 December 2018 and 2019, the consideration receivable balance in relation to the disposal of Beijing Aomei is RMB1,680,000, which was fully settled during the year ended 31 December 2020.

(b)Yantai Pengai Aesthetic Medical Hospital Co., Ltd. (“Yantai Pengai”)

In January 2019, the Group disposed of its entire equity interest in Yantai Pengai to an individual third party. Details of the net assets of Yantai Pengai disposed of and their financial impacts are summarised as follows:

RMB’000

Net assets disposed of:
Property, plant and equipment	10,540
Goodwill	367
Inventories	157
Trade and other receivables	5,891
Cash and cash equivalents	241
Income tax payable	(271)
Trade payables and other payables	(1,834)
Accruals, other payables and provisions	(4,683)
Contract liabilities	(133)
Lease liabilities	(8,079)
Non-controlling interests	(609)
Net assets of subsidiary	1,587
Gain on disposal of subsidiary	3,301
Cash consideration	4,888

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Yantai Pengai is as follows:

2018
RMB’000

Cash received	3,160
Cash and cash equivalents disposed of	(241)
Net cash inflow in respect of disposal of Yantai Pengai	2,919

(b)	Yantai Pengai Aesthetic Medical Hospital Co., Ltd. ("Yantai Pengai")

As at 31 December 2019, the consideration receivable balance in relation to the disposal of Yantai Pengai is approximately RMB728,000, which was fully settled during the year ended 31 December 2020.

(c)	Baotou Pengai Yueji Medical Aesthetic Clinic Co., Ltd. (“Baotou Pengai”)

In May 2019, the Group disposed of its 5% equity interest of Baotou Pengai to an individual third party. As a result, the equity interest of Baotou Pengai held by the Group was decreased from 51% to 46% and the Group lost the control. Details of the net assets of Baotou Pengai disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	7,191
Intangible assets	16
Deferred tax assets	182
Inventory	236
Other receivables	682
Current income tax recoverable	14
Cash and cash equivalents	1,465
Trade and other payables	(5,560)
Contract liabilities	(17)
Lease liabilities	(367)
Non-controlling interests	(1,932)
Net assets of subsidiary	1,910
Loss on disposal of subsidiary	(261)
1,649
Satisfied by:
Cash consideration	150
Fair value of the equity interest in an associate at the acquisition date	1,499
Total consideration	1,649

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Baotou Pengai is as follows:

2019
RMB’000

Cash received	150
Cash and cash equivalents disposed of	(1,465)
Net cash outflow in respect of disposal of Baotou Pengai	(1,315)

(d)	Yinchuanshi Pengai Yueji Aesthetic Medical Clinic Co. Ltd. (“Yinchuanshi Pengai”)

In May 2020, the Group disposed of its entire equity interest in Yinchuanshi Pengai to a third party. Details of the net assets of Yinchuanshi Pengai disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	3,910
Intangible assets	17
Deferred tax assets	175
Inventories	66
Trade and other receivables	97
Cash and cash equivalents	1
Income tax receivables	75
Trade payables and other payables	(263)
Contract liabilities	(12)
Lease liabilities	(1,896)
Non-controlling interests	(618)
Net assets of subsidiary	1,552
Loss on disposal of subsidiary	(729)
Cash consideration	823

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Yinchuanshi Pengai is as follows:

2020
RMB’000
Cash received	823
Cash and cash equivalents disposed of	(1)
Net cash inflow in respect of disposal of Yinchuanshi Pengai	822

(e)	Guangdong Hanfei Hospital Investment Co., Ltd.

On 25 December 2020, the Group disposed of its entire equity interest in Guangdong Hanfei to the original shareholder (Note 30(g)). Details of the net assets of Guangdong Hanfei disposed of and their financial impacts are summarised as follows:

RMB’000
Net assets disposed of:
Property, plant and equipment	165,711
Intangible assets	58,541
Goodwill	102,971
Deferred tax assets	575
Inventories	9,472
Trade and other receivables	57,249
Cash and cash equivalents	828
Income tax payables	(11,464)
Trade payables and other payables	(90,143)
Borrowings	(4,705)
Contract liabilities	(7,477)
Lease liabilities	(132,385)
Non-controlling interests	(27,961)
Net assets of subsidiary	121,212
Loss on disposal of subsidiary	(55,387)

Consideration	65,825

Satisfied by:
Cash consideration (Note (i))	61,000
Settlement of pre-existing balances (Note (ii))	4,825

65,825

An analysis of the net outflow of cash and cash equivalents in respect of the disposal of the Guangdong Hanfei is as follows:

2020
RMB’000
Cash received (Note (i))	20,000
Cash and cash equivalents disposed of	(828)
Net cash inflow in respect of disposal of Guangdong Hanfei	19,172

Note:

(i)

The cash consideration in relation to the disposal of Guangdong Hanfei amounted to RMB61,000,000 of which RMB20,000,000 was received in December 2020 and the remaining balance of RMB41,000,000  was fully settled subsequent to 31 December 2020.

(ii)

Immediately before the disposal, the contingent consideration payable originated from the acquisition of Guangdong Hanfei (Note 30(g)) was remeasured at nil, resulting in a gain in fair value of RMB41,021,000, and the derivative financial assets were remeasured at RMB36,175,000, resulting in a gain in fair value of RMB13,564,000. The settlement of pre-existing balances comprised of the setoff of cash consideration payable of RMB41,000,000 and derivative financial assets of RMB36,175,000.  The disposal of assets and liabilities of Guangdong Hanfei resulted in loss of disposal of subsidiary of RMB55,387,000. The aggregate impact of these remeasurement gains and disposal loss resulted in net loss of RMB802,000, which is included and presented as “Other gains, net” on the consolidated statements of comprehensive income for the year ended 31 December 2020.